Accounts Receivable, Net - Schedule of Movement Allowances for Expected Credit Loss (Details) - Movement of Allowances [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (19)	$ (19)
Reversal of expected credit losses	(2)
Ending balance	$ (21)	$ (19)